Financial Instruments and Fair Value Measurements	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
9.	Financial Instruments and Fair Value Measurements

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, the Company partially uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.

The Company was party of two interest rate swap agreements which were fully unwound on February 3, 2014. The change in fair value on the Company’s two interest rate swaps for the year ended December 31, 2013 resulted in unrealized gains of $246. The settlements on the interest rate swaps for the year ended December 31, 2013 resulted in realized losses of $286. The total of the change in fair value and settlements for the year ended December 31, 2015 and 2014 aggregate to losses of $nil and $21, respectively, which is separately reflected in “Loss on derivative instruments” in the accompanying consolidated statements of operations.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Operations.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$—	$—

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$—	$—

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2015, 2014 and 2013

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2015	2014	2013
Interest rate swaps	Loss on derivative instruments	$-	$21	$40

Total		$-	$21	$40

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

●	Cash and cash equivalents, restricted cash, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

●	Long-term debt: The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable.

●	Derivative financial instruments: The fair values of the Company’s derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company’s or counterparty’s creditworthiness, as appropriate.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis.

This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

The Company’s derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy. The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2015	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$—	$—	$—	$—

Total	$—	$—	$—	$—

As of December 31, 2015 all the Company’s vessels were classified as “held and used”.

9.	Financial Instruments and Fair Value Measurements

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, the Company partially uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.

The Company was party of two interest rate swap agreements which were fully unwound on February 3, 2014. The change in fair value on the Company’s two interest rate swaps for the year ended December 31, 2013 resulted in unrealized gains of $246. The settlements on the interest rate swaps for the year ended December 31, 2013 resulted in realized losses of $286. The total of the change in fair value and settlements for the year ended December 31, 2015 and 2014 aggregate to losses of $nil and $21, respectively, which is separately reflected in “Loss on derivative instruments” in the accompanying consolidated statements of operations.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Operations.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$—	$—

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$—	$—

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2015, 2014 and 2013

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2015	2014	2013
Interest rate swaps	Loss on derivative instruments	$-	$21	$40

Total		$-	$21	$40

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

●	Cash and cash equivalents, restricted cash, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

●	Long-term debt: The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable.

●	Derivative financial instruments: The fair values of the Company’s derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company’s or counterparty’s creditworthiness, as appropriate.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis.

This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

The Company’s derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy. The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2015	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$—	$—	$—	$—

Total	$—	$—	$—	$—

As of December 31, 2015 all the Company’s vessels were classified as “held and used”.